All America Portfolio
All America Portfolio December 1, 2019
Investment Objective.
The Portfolio seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.
Fees and Expenses of the Portfolio.
The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	All America Portfolio All America Portfolio Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	All America Portfolio All America Portfolio Class
Management Fees	0.40%
Other Expenses	1.61%
Total Annual Portfolio Operating Expenses	2.01%
Expense Reimbursement	(1.49%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.52%
[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.52% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years
All America Portfolio | All America Portfolio Class | USD ($)	53	168

Expense Example, No Redemption	1 Year	3 Years
All America Portfolio | All America Portfolio Class | USD ($)	53	168

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.
Principal Investment Strategies.
A portion of the Portfolio’s total assets is indexed and a portion is actively managed.
  Approximately 60% of the Portfolio’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Portfolio’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Portfolio is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.
  Approximately 40% of the Portfolio’s total assets are actively managed by the Adviser, with approximately 20% of the Portfolio’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.
Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
Principal Investment Risks.
An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Index risk: The Portfolio’s investment performance for the portion of the Portfolio invested in the stocks of the S&P 500® Index may not precisely duplicate the performance of the S&P 500® Index due to factors such as operating and transaction costs, as well as weighting of each security in the Index.
  Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Portfolio’s performance may lag the performance of actively managed funds.
  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at reasonable prices.
  Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return.
Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.